Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 14 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements, principally for office space. In addition, in 2013 and 2015, the Company entered into new framework agreements for non-cancelable operating leases for vehicles for periods of 36 months.

As of December 31, 2015, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars

2016	1,374
2017	619
2018	120
Thereafter	90

2,203

Aggregate office rent expenses amounted to $966, $845, and $1,002 in 2015, 2014 and 2013, respectively.

B.	Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars
2013	1,323	272	(218)	(16)	1,361
2014	1,361	344	(164)	(15)	1,526
2015	1,526	215	(141)	(8)	1,592

C.	Litigation

1.
On July 14, 2005, a lawsuit was filed against the Company in the United States District Court for the District of Minnesota (the “Court”) by one of the Company's competitors in the field of semiconductor wafer inspection equipment, August Technology Corporation (today Rudolph Technologies Inc., hereinafter “Rudolph", after August Technology’s acquisition by Rudolph).  This suit alleged that the Company’s Falcon inspection system infringed Rudolph’s U.S. Patent No. 6,826,298 (the “’298 Patent”) and sought injunctive relief and damages. On March 6, 2009, a jury verdict in favor of Rudolph was rendered in this action, awarding Rudolph damages of approximately $6.8 million for the Company’s sales of its Falcon products in the United States.  On August 28, 2009, the Court entered judgment ordering the Company to pay the jury award, and an additional $1.2 million in prejudgment interest. The Court also issued an injunction (the “Injunction”) prohibiting future sales and marketing of the Falcon product in the United States.  On January 7, 2011, the Court found that Rudolph was entitled to an additional supplemental award of $646 in damages for Falcon sales which occurred after the time period considered by the jury.

The Company appealed the Court’s judgment to the United States Court of Appeals for the Federal Circuit on August 10, 2010, and posted a bond with the Court to stay collection of the judgment pending resolution of the appeal. On August 22, 2011, the Court of Appeals for the Federal Circuit found that the Court had erred in its instructions to the jury regarding the construction/meaning of a material claim term in the asserted ‘298 Patent and vacated the finding of infringement, the damages award and the Injunction. The Court of Appeals remanded the case to the Court for a limited trial based on a corrected claim construction. On February 9, 2015 a jury verdict in favor of Rudolph was rendered in this action, awarding Rudolph the previously awarded damages of $7,400 plus interest, together amounting to approximately $14,500 and also reinstating the Injunction.

The Company appealed the Court’s judgment to the United States Court of Appeals for the Federal Circuit. On March 11, 2015, the Company also posted a $15,000 bond with the Court to stay collection of the judgment pending resolution of the appeal. The bond was secured by a guarantee from Bank Mizrahi in respect of which the Company was required to place $7,875 in a restricted deposit. In addition, this guarantee is secured by a lien that was previously placed on the Company’s facility in Israel, in accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L’Israel and in August 2011 with Bank Mizrahi.

On February 3, 2016, a judgment in favor of Rudolph was entered in this action, awarding Rudolph the previously awarded damages (plus interest) of approximately $14,500, plus interest, together amounting to approximately $14,600, and also entering the Injunction.

On March 9, 2011, in conjunction with the ‘298 Patent infringement case, Rudolph filed a motion for contempt seeking approximately $1.2 million and unspecified attorneys’ fees for alleged contempt of the Court’s Injunction due to certain post-verdict sales of Falcon systems. On March 26, 2012, the Court issued an Order adopting the Magistrate Judge's Report and Recommendation issued August 11, 2011, on contempt and sanctions in a sum of $1,292. The Magistrate Judge also awarded Rudolph with $71 in attorney fees. The Court held that some of the Company's communications made during 2009 related to the eventual sale of some of its Falcon systems in Asia, were prohibited by the Injunction that was then in place (as mentioned above, the Injunction was vacated by the U.S. Court of Appeals for the Federal Circuit in August 2011). On April 10, 2012 Chief Judge Davis excused himself stating that he could no longer be "fair and impartial". On April 17, 2012 the Company filed a Rule 60 motion requesting that the contempt judgment be set aside for lack of due process. The new District Judge reduced the amount of sanctions award by half. The new judge denied the Company's request for a jury trial on contempt and sanctions. The Company has taken steps to appeal the sanctions award and submitted its opening appeal brief on November 30, 2012. On November 18, 2013 the Court of Appeals issued an opinion finding that the underlying contempt and sanctions findings were not final, appealable orders until after the resolution of the retrial of infringement of the ‘298 Patent infringement case in the Minnesota District Court. The Company deposited $729 with the Court as a bond while the appeal is pending.  The jury verdict rendered February 9, 2015 in the ‘298 Patent infringement case ruled in favor of the Company in this action, and overturned the contempt findings and accordingly vacated the sanctions in the amount of $646. The deposited funds were returned to the Company.

2.
On December 27, 2011, Rudolph filed, but did not serve, a complaint in the Court charging the Company with infringement of Rudolph’s U.S. Patent 7,779,528 (the “’528 Patent”) relating to semiconductor wafer inspection technology similar to that described in the ‘298 Patent.  On January 19, 2012, the Company filed a re-examination request with the U.S Patent and Trademark Office (the "PTO") seeking re-examination of the '528 Patent. The PTO granted the re-examination request and preliminarily found that 18 claims were invalid. This PTO decision is not final and could change. On April 13, 2012, Rudolph agreed to stay the case until the completion of the re-examination. The District Court agreed to stay the case for 90 days at a time. The parties must reapply at the end of each stay period for a further stay. The case remains stayed at present. As Rudolph did not demand a specific dollar amount (but an accounting for damages and an injunction against infringing activity), the Company is unable to estimate the possible range of loss in this case and the effect on the Company's activities and results of operation, if any. The Company denies infringement and believes the claims of the ‘528 Patent are invalid.

3.
On March 12, 2015, Rudolph filed, but did not serve, a new lawsuit against the Company in the District Court alleging that the Eagle product infringes the ’298 Patent in the United States. The lawsuit does not demand a specific dollar amount but rather asks for an accounting for damages and for a preliminary and permanent injunction against infringing activity. In February 2016, corporate and personal depositions were made by three Camtek witnesses. The Company believes that the Eagle does not infringe the '298 patent and intends to continue defending itself from the allegations in this claim.

D.	Agreement with Bank Leumi L’Israel (“BLL”)

In 2010, the Company was required to secure its obligations to BLL by a lien on its facility in Israel and a floating charge on its assets. Despite the completion of these obligations, these securities are still in place in order to facilitate the possibility of future credit.

E.	Agreement with Bank Mizrahi

In July 2011 the Company signed an agreement with Bank Mizrahi for a credit facility. The Company’s obligations to the Bank were secured by a lien on its facility in Israel and a floating charge on its assets.

As of December 31, 2015 the credit facility has not been utilized.

In connection with the issuance of the appeal bond, in March 2015 the Company signed an agreement with Bank Mizrahi, according to which the bank provided a bank guarantee in the amount of $15,750 in order to support the appeal bond, which was issued by a surety company in the United States. The Company’s obligations to the bank are secured by a lien on its facility in Israel, restricted deposits in the amount of approximately $7,875 and a floating charge on its assets.  In addition, the Company signed a covenant agreement with the bank which requires it to comply with certain financial covenants. As of December 31, 2015, the Company was in full compliance with the financial covenants.

F.             Chief Scientist

Through its acquisition of Printar and SELA in 2009, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the Chief Scientist (OCS) at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, bearing interest at the rate of LIBOR.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2015 the amount of non-repaid grants received including interest accrued, in respect of Printar and SELA, amounted to $6,256 and $0, respectively (December 31, 2014 - $6,029  and $2,352, respectively). The liabilities to the OCS were initially recorded at fair value as part of the purchase price allocation related to the acquisition of Printar and SELA and as of December 31, 2015 amounted to $4,130  and $0, respectively (December 31, 2014 - $3,670 and $60, respectively). (See Note 13 – Other long-term liabilities).

The liability to the OCS in respect of SELA was assumed by the transferee in the transfer of SELA activities completed in January 2015.

In 2009 and 2010, the Company received further grants in the amount of $598 ($648 including accrued interest) from the OCS in connection with the research and development activities related to the Printar acquisition.

G.            Dispute with Chief Scientist

A dispute has arisen between the Company and the OCS in Israel regarding the royalty rate to be paid in respect of certain of the Company’s products, the manufacturing and assembly of which has been moved to a foreign subsidiary.

Management, based on an opinion of its legal advisors, believes that the probability of an unfavorable resolution to this dispute is less than 50%. Accordingly, no accrual has been recorded in the financial statements in respect of this matter.

H.            Outstanding Purchase Orders

As of December 31, 2015, the Company has purchase orders of $8,959 (2014 - $9,972) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.